SUBSEQUENT EVENTS (Details Narrative) - USD ($)											12 Months Ended
	Mar. 30, 2025	Feb. 26, 2025	Jan. 14, 2025	Jan. 01, 2025	Nov. 01, 2024	Aug. 15, 2024	Jun. 28, 2024	Apr. 17, 2024	Apr. 09, 2024	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 24, 2025	Mar. 10, 2025	Feb. 28, 2025	Feb. 06, 2025	Feb. 05, 2025	Feb. 03, 2025	Jan. 06, 2025	Jun. 05, 2024
IfrsStatementLineItems [Line Items]
Proceeds net of share issuance costs						$ 3,977,269	$ 5,999,999	$ 250,000	$ 260,000	$ 1,554,700		$ 5,780,750	$ 24,067,763
Ordinary shares offering																					$ 253,840
Increase in share capital											$ 104,916,071	$ 85,714,727
Investors [member]
IfrsStatementLineItems [Line Items]
Proceeds net of share issuance costs					$ 360,000
Events after reporting period [member]
IfrsStatementLineItems [Line Items]
Additional shares issuable percentage																				20.00%
Number of shares issued	1,690,000			310,554																646,154
Proceeds net of share issuance costs	$ 4,062,372			$ 1,332,989
Ordinary shares offering			$ 18,000,000
Ordinary shares offering, shares			2,739,296
Purchase of common shares percentage			4.99%
Equity description		This is a reverse takeover where Core Gaming Inc.’s shareholders will be the majority owners with approximately 90% of the outstanding shares and the Company’s legacy shareholders will own approximately 10% of the merged entities.
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities		$ 160,000,000
Events after reporting period [member] | Class C preferred share [member]
IfrsStatementLineItems [Line Items]
Commitment fee shares			540
Preferred shares discount percentage			15.00%
Preferred stock staed value			$ 540,000
Fair value discount			$ 635,294
Preferred stock conversion shares														90					235
Events after reporting period [member] | Class C preferred share [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Commitment fee shares			540											540			293	293	540
Preferred shares discount percentage			85.00%
Fair value discount																	$ 344,706	$ 344,706
Conversion of preferred shares														49,537					50,000
Increase in share capital														$ 105,882			$ 293,000	$ 293,000	$ 276,470
Redeem shares															46	163
Cash paid															$ 46,000	$ 163,000
Conversion of common shares																	128,509	128,509
Share capital																	$ 344,706	$ 344,706
Events after reporting period [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				107,692
Events after reporting period [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																				538,462